TRADING GAINS / (LOSSES) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 1,809	¥ 12,563	¥ 166,428	¥ 268,850
Spot commodity contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)	42,748	296,809	166,015	263,649
Risk and return transfer arrangement
TRADING GAINS / (LOSSES)
Trading gains / (losses)	(42,731)	(296,678)	(9,301)
Commodity future contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)	(256)	(1,780)	753	1,532
Trading of physical commodities
TRADING GAINS / (LOSSES)
Trading gains / (losses)	409	2,840	771	804
Available-for-sale investments
TRADING GAINS / (LOSSES)
Trading gains / (losses)	1,541	10,695	¥ 8,190	¥ 2,865
Others
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 98	¥ 677